Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Securities
Securities

4. Securities

The amortized cost and fair value of securities, excluding trading securities, are summarized as follows (in thousands).

	Available for Sale
		Gross	Gross
	Amortized	Unrealized	Unrealized
March 31, 2014	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$63,684	$80	$(94)	$63,670
U.S. government agencies:
Bonds	704,980	1,051	(38,903)	667,128
Residential mortgage-backed securities	57,781	1,269	(505)	58,545
Collateralized mortgage obligations	117,336	296	(3,800)	113,832
Corporate debt securities	95,422	4,955	(226)	100,151
States and political subdivisions	155,292	843	(3,550)	152,585
Commercial mortgage-backed securities	618	69	—	687
Equity securities	20,237	4,426	—	24,663
Note receivable	43,267	5,315	—	48,582
Warrant	12,068	3,448	—	15,516
Totals	$1,270,685	$21,752	$(47,078)	$1,245,359

	Available for Sale
	Amortized	Unrealized	Unrealized
December 31, 2013	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

	Held to Maturity
	Amortized	Unrealized	Unrealized
March 31, 2014	Cost	Gains	Losses	Fair Value
U.S. government agencies:
Residential mortgage-backed securities	$29,582	$—	$(70)	$29,512
States and political subdivisions	1,399	1	(10)	1,390
Totals	$30,981	$1	$(80)	$30,902

Available for sale securities includes 1,475,387 shares of SWS common stock, a $50.0 million aggregate principal amount note issued by SWS and a warrant to purchase 8,695,652 shares of SWS common stock. SWS issued the note in July 2011 under a credit agreement pursuant to a senior unsecured loan from Hilltop. The note bears interest at a rate of 8.0% per annum, is prepayable by SWS subject to certain conditions after three years, and has a maturity of five years. The warrant provides for the purchase of 8,695,652 shares of SWS common stock at an exercise price of $5.75 per share, subject to anti-dilution adjustments. If the warrant was fully exercised, Hilltop would beneficially own 24.4% of SWS.

Information regarding securities that were in an unrealized loss position is shown in the following tables (dollars in thousands).

	March 31, 2014			December 31, 2013
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
Available for Sale
U.S. treasury securities:
Unrealized loss for less than twelve months	6	$13,289	$94	6	$12,748	$238
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	13,289	94	6	12,748	238
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	31	399,291	24,490	35	526,817	45,274
Unrealized loss for twelve months or longer	7	160,352	14,413	5	90,931	10,453
	38	559,643	38,903	40	617,748	55,727
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	1	1,595	62	2	2,194	54
Unrealized loss for twelve months or longer	3	9,325	443	3	9,309	530
	4	10,920	505	5	11,503	584
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	6	68,200	3,740	7	84,054	4,320
Unrealized loss for twelve months or longer	2	4,095	60	2	4,995	70
	8	72,295	3,800	9	89,049	4,390
Corporate debt securities:
Unrealized loss for less than twelve months	7	10,732	226	7	10,754	378
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	7	10,732	226	7	10,754	378
States and political subdivisions:
Unrealized loss for less than twelve months	29	21,753	257	46	30,245	669
Unrealized loss for twelve months or longer	140	92,954	3,293	150	96,882	5,839
	169	114,707	3,550	196	127,127	6,508
Total available for sale:
Unrealized loss for less than twelve months	80	514,860	28,869	103	666,812	50,933
Unrealized loss for twelve months or longer	152	266,726	18,209	160	202,117	16,892
	232	$781,586	$47,078	263	$868,929	$67,825

`	March 31, 2014			December 31, 2013
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
Held to Maturity
U.S. government agencies:
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	3	$29,512	$70	$—	$—	$—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	3	29,512	70	—	—	—
States and political subdivisions:
Unrealized loss for less than twelve months	2	1,112	10	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	2	1,112	10	—	—	—
Total held to maturity:
Unrealized loss for less than twelve months	5	30,624	80	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	5	$30,624	$80	—	$—	$—

During the three months ended March 31, 2014 and 2013, the Company did not record any other-than-temporary impairments. While all of the investments are monitored for potential other-than-temporary impairment, the Company’s analysis and experience indicate that these available for sale investments generally do not present a great risk of other-than-temporary-impairment, as fair value should recover over time. Factors considered in the Company’s analysis include the reasons for the unrealized loss position, the severity and duration of the unrealized loss position, credit worthiness, and forecasted performance of the investee. While some of the securities held in the investment portfolio have decreased in value since the date of acquisition, the severity of loss and the duration of the loss position are not believed to be significant enough to warrant other-than-temporary impairment of the securities. The Company does not intend, nor is it likely that the Company will be required, to sell these securities before the recovery of the cost basis. Therefore, management does not believe any other-than-temporary impairments exist at March 31, 2014.

Expected maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties. The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at March 31, 2014 are shown by contractual maturity below (in thousands).

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$135,582	$135,741	$—	$—
Due after one year through five years	117,222	126,696	—	—
Due after five years through ten years	85,407	86,616	—	—
Due after ten years	724,434	683,063	1,399	1,390
	1,062,645	1,032,116	1,399	1,390

Residential mortgage-backed securities	57,781	58,545	29,582	29,512
Collateralized mortgage obligations	117,336	113,832	—	—
Commercial mortgage-backed securities	618	687	—	—
	$1,238,380	$1,205,180	$30,981	$30,902

The Company realized a net gain from its trading securities portfolio of $0.6 million during the three months ended March 31, 2014 and a net loss of $1.2 million during the three months ended March 31, 2013, which are recorded as a component of other noninterest income within the consolidated statements of operations.

Securities with a carrying amount of $1.1 billion and $1.0 billion (with a fair value of $1.0 billion and $938.1 million) at March 31, 2014 and December 31, 2013, respectively, were pledged to secure public and trust deposits, federal funds purchased and securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

Mortgage-backed securities and collateralized mortgage obligations consist principally of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) pass-through and participation certificates. GNMA securities are guaranteed by the full faith and credit of the United States, while FNMA and FHLMC securities are fully guaranteed by those respective United States government-sponsored agencies, and conditionally guaranteed by the full faith and credit of the United States.

At March 31, 2014 and December 31, 2013, NLC had investments on deposit in custody for various state insurance departments with carrying values of $8.6 million and $9.4 million, respectively.

4. Securities

The amortized cost and fair value of available for sale securities are summarized as follows (in thousands).

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2013	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2012	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$7,046	$141	$(2)	$7,185
U.S. government agencies:
Bonds	524,888	1,663	(314)	526,237
Residential mortgage-backed securities	18,473	490	(70)	18,893
Collateralized mortgage obligations	97,812	191	(79)	97,924
Corporate debt securities	79,716	7,461	—	87,177
States and political subdivisions	177,701	196	(2,138)	175,759
Commercial mortgage-backed securities	1,001	72	—	1,073
Equity securities	19,289	1,139	—	20,428
Note receivable	40,508	3,652	—	44,160
Warrant	12,068	49	—	12,117
Totals	$978,502	$15,054	$(2,603)	$990,953

Available for sale equity securities includes 1,475,387 shares of SWS common stock, a $50.0 million aggregate principal amount note issued by SWS and a warrant to purchase 8,695,652 shares of SWS common stock. SWS issued the note in July 2011 under a credit agreement pursuant to a senior unsecured loan from Hilltop. The note bears interest at a rate of 8.0% per annum, is prepayable by SWS subject to certain conditions after three years, and has a maturity of five years. The warrant provides for the purchase of 8,695,652 shares of SWS common stock at an exercise price of $5.75 per share, subject to anti-dilution adjustments. If the warrant was fully exercised, Hilltop would beneficially own 24.4% of SWS.

Information regarding available for sale securities that were in an unrealized loss position is shown in the following table (dollars in thousands).

	December 31, 2013			December 31, 2012
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
U.S. treasury securities:
Unrealized loss for less than twelve months	6	$12,748	$238	2	$2,427	$2
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	12,748	238	2	2,427	2
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	35	526,817	45,274	14	236,305	314
Unrealized loss for twelve months or longer	5	90,931	10,453	—	—	—
	40	617,748	55,727	14	236,305	314
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	2	2,194	54	7	12,279	70
Unrealized loss for twelve months or longer	3	9,309	530	—	—	—
	5	11,503	584	7	12,279	70
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	7	84,054	4,320	8	38,887	79
Unrealized loss for twelve months or longer	2	4,995	70	—	—	—
	9	89,049	4,390	8	38,887	79
Corporate debt securities:
Unrealized loss for less than twelve months	7	10,754	378	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	7	10,754	378	—	—	—
States and political subdivisions:
Unrealized loss for less than twelve months	46	30,245	669	225	156,664	2,138
Unrealized loss for twelve months or longer	150	96,882	5,839	—	—	—
	196	127,127	6,508	225	156,664	2,138
Total available for sale:
Unrealized loss for less than twelve months	103	666,812	50,933	256	446,562	2,603
Unrealized loss for twelve months or longer	160	202,117	16,892	—	—	—
	263	$868,929	$67,825	256	$446,562	$2,603

During 2013, 2012 and 2011, the Company did not record any other-than-temporary impairments. While all of the investments are monitored for potential other-than-temporary impairment, the Company’s analysis and experience indicate that these available for sale investments generally do not present a great risk of other-than-temporary-impairment, as fair value should recover over time. Factors considered in the Company’s analysis include the reasons for the unrealized loss position, the severity and duration of the unrealized loss position, credit worthiness, and forecasted performance of the investee. While some of the securities held in the investment portfolio have decreased in value since the date of acquisition, the severity of loss and the duration of the loss position are not believed to be significant enough to warrant other-than-temporary impairment of the securities. The Company does not intend, nor is it likely that the Company will be required, to sell these securities before the recovery of the cost basis. Therefore, management does not believe any other-than-temporary impairments exist at December 31, 2013.

Expected maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties. The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at December 31, 2013 are shown by contractual maturity below (in thousands).

	Amortized
	Cost	Fair Value
Due in one year or less	$125,804	$125,881
Due after one year through five years	115,950	125,245
Due after five years through ten years	70,173	70,280
Due after ten years	727,671	666,206
	1,039,598	987,612

Residential mortgage-backed securities	59,936	60,087
Collateralized mortgage obligations	124,502	120,461
Commercial mortgage-backed securities	691	760
	$1,224,727	$1,168,920

The Company realized net losses from its trading securities portfolio of $2.8 million and $0.7 million during the year ended December 31, 2013 and the month of December 31, 2012, respectively, which are recorded as a component of other noninterest income within the consolidated statements of operations.

Securities with a carrying amount of $1.0 billion and $635.2 million (with a fair value of $938.1 million and $633.4 million) at December 31, 2013 and 2012, respectively, were pledged to secure public and trust deposits, federal funds purchased and securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

Mortgage-backed securities and collateralized mortgage obligations consist principally of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) pass-through and participation certificates. GNMA securities are guaranteed by the full faith and credit of the United States, while FNMA and FHLMC securities are fully guaranteed by those respective United States government-sponsored agencies, and conditionally guaranteed by the full faith and credit of the United States.

At December 31, 2013 and 2012, NLC had investments on deposit in custody for various state insurance departments with carrying values of $9.4 million and $9.3 million, respectively.